Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Text Block]
10.   Subsequent Events

Hiring of Vice President, Global Sales and Marketing

In November 2012, the Company hired a Vice President, Global Sales and Marketing (the “VP of Sales”).  The related employment agreement stipulates that in November 2012, the VP of Sales will be granted stock options to purchase 300,000 shares of the Company’s common stock and that an additional 100,000 options will be granted on both the first and second anniversary dates of his starting date. The employment agreement also provides for certain payments in connection with a change of control transaction.  Pursuant to the employment agreement, on November 10, 2012, the Company granted the VP of Sales options to purchase 300,000 shares of the Company’s common stock at an exercise price of $1.63 per share, such options having a 10 year term.

January 2013 Private Placement

In January 2013, the Company entered into a securities purchase agreement with certain investors for the private placement of shares of the Company’s common stock and warrants to purchase shares of the Company’s common stock, at a purchase price of $1.20 per unit (the “January Financing Transaction”).  Each unit consisted of one share of common stock and a warrant to purchase one-half share of common stock.

In the January Financing Transaction, the Company sold to the investors 9,201,684 shares of common stock, together with warrants to purchase 4,600,842 shares of common stock, for aggregate gross proceeds of approximately $11 million, before commissions and offering expenses.  Each warrant is exercisable for five years from the date of issuance and has an exercise price of $1.75 per share, subject to adjustment from time to time for stock splits or combinations, stock dividends, stock distributions, recapitalizations and other similar transactions.  In addition, in the event the Company issues shares of its common stock or common stock equivalents in a financing transaction after the January Financing Transaction at a price below the then prevailing warrant exercise price, the exercise price of the warrants will be adjusted downward to the price at which the Company issues the common stock or common stock equivalents.  Non-employee directors of the Company invested a total of $402,000 in the January Financing Transaction. The Company’s placement agents for the January Financing Transaction earned commissions of approximately $1.1 million.

In connection with the January Financing Transaction, the Company entered into a registration rights agreement with the investors pursuant to which the Company agreed to prepare and file a registration statement with the SEC covering the resale of the shares of common stock and the shares of common stock underlying the warrants issued in the financing.  The Company will bear the costs, including legal and accounting fees, associated with the registration of those shares.  Once the registration statement is filed, the Company will be required to use its best efforts to have the registration statement declared effective as soon as practicable.  In the event the registration statement is not filed on or prior to the filing deadline set forth in the registration rights agreement, the registration statement is not declared effective by the SEC on or prior to the effectiveness deadline set forth in the registration rights agreement, or if the Company fails to continuously maintain the effectiveness of the registration statement (with certain permitted exceptions), the Company will incur certain damages to the investors, up to a maximum amount of 12% of the investors’ investment in the January Financing Transaction, or approximately $1.3 million.

13. Subsequent Events

2011Unit Offering (Note 8)

On February 24, 2012, the Company ended its unit offering. In the unit offering, the Company sold approximately 54.3 units in the aggregate, of which approximately 38 units were sold subsequent to December 31, 2011. In connection with the approximately 38 units sold subsequent to year-end, the Company issued 2011 Unit Offering Notes in the aggregate principal amount of $3,805,500 and warrants to purchase 1,902,750 shares of common stock.

Modification of Terms of BSC Notes (Note 6)

Effective February 2, 2012, the Company entered into a loan modification with BSC pursuant to which (i) interest accrued under each of the BSC Notes as of February 2, 2012 was added to the principal balance of the note, (ii) beginning February 2, 2012, the interest rate of each of the BSC Notes was reduced from 10% per annum to 0%, and (iii) the maturity date of each of the BSC Notes was extended by three years (until October through December 2014). As such, relying upon guidance in ASC 470-10, the outstanding aggregate loan balance and the related accrued interest, as of December 31, 2011 have been classified as long-term liabilities in the accompanying balance sheets. As of February 2, 2012, the outstanding aggregate loan balance, including principal and interest, owed to Boston Scientific was $4,338,601.

Modification of Terms of BSC Neuro Agreement (Note 5)

In connection with the February 2012 modification of the BSC Notes, the Company and BSC Neuro also amended the terms of the BSC Neuro Agreement. The amended BSC Neuro Agreement reduces the aggregate future milestone-based payments the Company could receive from $1,600,000 to $800,000, and it reduces the prospective royalty payments the Company could receive on net sales of licensed products. In addition, the amended BSC Neuro Agreement requires the Company to meet certain net working capital targets, be current on its payroll obligations, and not suffer an event of default under any indebtedness for borrowed money, in each case while the BSC Notes remain outstanding. If the Company does not meet those requirements while the BSC Notes are outstanding, the Company will be required to assign certain patents and patent applications to BSC Neuro. However, upon any such assignment to BSC Neuro, BSC Neuro will grant to the Company an exclusive, royalty-free, perpetual worldwide license to the same patents and patent applications in all fields of use other than neuromodulation and implantable medical leads for cardiac applications.